DERIVATIVE INSTRUMENTS - Details of the outstanding copper price option contracts (Details) - Copper Collar Contracts [Member] $ in Thousands, lb in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2022 lb $ / Pound	Feb. 28, 2022 lb $ / Pound	Dec. 31, 2022 CAD ($) lb $ / Pound
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Quantity | lb	30	42	30
Strike price	3.75	4
Period			H1 2023
Cost | $			$ 2,975
Fair value | $			$ 6,184
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price			3.75
Period	from January 2023	from July 2022
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price			4.72
Period	to June 2023	to December 2022